Segment and Geographical Information	12 Months Ended
Dec. 31, 2012
Segment and Geographical Information [Abstract]
Segment and Geographical Information

Note 20: Segment and Geographical Information

Segment Information

CNH has three reportable segments: Agricultural Equipment, Construction Equipment and Financial Services.

Agricultural Equipment

The agricultural equipment segment manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment.

Construction Equipment

The construction equipment segment manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders and trenchers.

Financial Services

The financial services segment is engaged in broad-based financial services through wholly owned subsidiaries and joint ventures in North America, Latin America, Europe and Australia. CNH provides and administers retail financing to end-use customers for the purchase or lease of new and used CNH and other agricultural and construction equipment sold by CNH dealers and distributors. In addition, CNH provides wholesale financing to CNH dealers and rental equipment operators, as well as financing options to dealers to finance working capital, real estate and other fixed assets and maintenance equipment in connection with their operations.

As of December 31, 2012, Fiat Industrial owned approximately 87% of CNH’s outstanding common shares (through the ownership of all of CNH’s common shares B), through Fiat Netherlands. As a result, CNH evaluates segment performance and reports to Fiat Industrial based on criteria established by Fiat Industrial.

CNH reports to Fiat Industrial based on financial information prepared in accordance with International Accounting Standards and International Financial Reporting Standards (collectively “IFRS”). CNH evaluates segment performance based on “trading profit” as defined by Fiat Industrial. Fiat Industrial defines trading profit as income before restructuring, net financial expenses of Equipment Operations, income taxes, noncontrolling interests, equity in income (loss) of unconsolidated subsidiaries and affiliates, and impairment losses. Transactions between segments are accounted for at market value.

A reconciliation from consolidated trading profit reported to Fiat Industrial under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2012 and 2011, and a reconciliation from consolidated trading profit reported to Fiat under IFRS to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the year ended December 2010 are provided below.

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Trading profit	$2,012	$1,606	$1,001
Adjustments to convert from trading profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Accounting for benefit plans	(35)	(31)	(62)
Accounting for other intangible assets, primarily product development costs	(231)	(138)	(176)
Restructuring	(4)	—	(16)
Net financial expense	(258)	(322)	(342)
Other	(32)	36	11

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$1,452	$1,151	$416

The following summarizes trading profit by reportable segment:

	Years Ended December 31,
	2012	2011	2010
	(in millions)
Agricultural equipment	$1,625	$1,264	$839
Construction equipment	(37)	27	(43)
Financial services	424	315	205

Trading profit	$2,012	$1,606	$1,001

A summary of additional reportable segment information, compiled under IFRS, as of and for the years ended December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
	(in millions)
Revenues:
Agricultural equipment	$15,657	$14,183	$11,528
Construction equipment	3,770	3,876	2,946
Financial services	1,538	1,629	1,617
Eliminations	(336)	(347)	(309)

Net revenues under IFRS	20,629	19,341	15,782
Difference, principally classification of finance income	(182)	(156)	(174)

Revenues under U.S. GAAP	$20,447	$19,185	$15,608

Depreciation and amortization:
Agricultural equipment	$333	$303	$264
Construction equipment	117	102	97
Financial services	126	117	124

Depreciation and amortization under IFRS	576	522	485
Difference, principally amortization of development costs capitalized under IFRS	(119)	(96)	(70)

Depreciation and amortization under U.S. GAAP	$457	$426	$415

Total assets:
Agricultural equipment [1]	$12,914	$13,182	$11,913
Construction equipment [1]	4,115	4,423	3,729
Financial services	20,058	18,106	17,346
Assets not allocated to segments, principally goodwill, other intangibles and taxes	13,142	12,678	11,742
Eliminations	(14,005)	(13,758)	(12,544)

Total assets under IFRS	36,224	34,631	32,186
Difference, principally product development cost capitalised under IFRS	(798)	(538)	(597)

Total assets under U.S. GAAP	$35,426	$34,093	$31,589

1	Includes receivables legally transferred to Financial Services.

	2012	2011	2010
	(in millions)
Expenditures for additions to long-lived assets*:
Agricultural equipment	$770	$507	$430
Construction equipment	160	148	138
Financial services	469	393	362

Expenditures for additions to long-lived assets under IFRS	1,399	1,048	930
Difference, development costs capitalized under IFRS	(367)	(244)	(264)

Total expenditures for additions to long-lived assets under U.S. GAAP	$1,032	$804	$666

*	Includes equipment on operating leases and property, plant and equipment

	2012	2011
	(in millions)
Investments in unconsolidated subsidiaries and affiliates:
Agricultural equipment	$216	$205
Construction equipment	33	221
Financial services	101	83

Investments in unconsolidated subsidiaries and affiliates under IFRS	350	509
Difference, principally product development cost capitalized under IFRS	(5)	(3)

Investments in unconsolidated subsidiaries and affiliates under U.S. GAAP	345	506

Geographical Information

The following highlights CNH’s long-lived tangible assets by geographic area and total revenues by destination:

	United States	Brazil	Canada	France	Australia	Germany	Other	Total
	(in millions)
At December 31, 2012, and for the year then ended:
Total revenues	$7,541	$2,415	$1,829	$1,188	$754	$678	$6,042	$20,447

Long-lived tangible assets	$1,376	$344	$277	$75	$34	$33	$848	$2,987

At December 31, 2011, and for the year then ended:
Total revenues	$6,786	$2,421	$1,592	$1,029	$721	$650	$5,986	$19,185

Long-lived tangible assets	$1,190	$326	$250	$77	$28	$32	$699	$2,602

At December 31, 2010, and for the year then ended:
Total revenues	$5,771	$2,355	$1,102	$715	$547	$518	$4,600	$15,608

Long-lived tangible assets	$1,070	$301	$241	$80	$22	$35	$659	$2,408

The amounts reported as long-lived tangible assets include equipment on operating leases and property, plant and equipment.

CNH is organized under the laws of The Netherlands. Geographical information for CNH pertaining to The Netherlands is not significant or not applicable.